OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Operating Leases
SCHEDULE OF WEIGHTED AVERAGE LEASE TERM

Weighted-average remaining lease term as of June 30, 2026, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	18 months
Weighted-average discount rate	3.50%

SCHEDULE OF MATURITIES OPERATING LEASE LIABILITIES

The following table outlines maturities of operating lease liabilities as of June 30, 2026:

Year ending June 30	Lease for office
2026	23,741
2027	65,934
Total lease payments	89,675
Less: Imputed interest	(2,809)
Present value of lease liabilities	86,866